ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands														1 Months Ended	12 Months Ended					24 Months Ended
	Nov. 08, 2015 item shares	Sep. 04, 2015	May. 18, 2015 shares	Mar. 05, 2015 USD ($) shares	Jan. 21, 2015 shares	Oct. 14, 2014 $ / shares shares	Sep. 05, 2014 USD ($) shares	Sep. 05, 2014 CNY (¥) shares	Aug. 31, 2014 USD ($) shares	May. 13, 2014 shares	May. 05, 2014 USD ($) shares	Jun. 03, 2013 USD ($) shares	Jun. 03, 2013 CNY (¥) shares	Aug. 31, 2010 $ / shares shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2014 $ / shares shares	May. 14, 2014 $ / shares	May. 05, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) shares	Aug. 05, 2010
ORDINARY SHARES [Line Items]
Number of American depositary shares issued														250,000
Number of shares offered by selling shareholders														105,907
Par value of ordinary shares (in dollars per share) | $ / shares															$ 0.003					$ 0.003		$ 0.003
Shares issued															38,265,177					38,265,177	38,265,177	30,536,833
Shares outstanding															38,265,177					38,265,177	38,265,177	30,536,833
Total purchase consideration of shares issued and sold | ¥																			¥ 129,772
Amount received for issuance and sale of shares																			62,706
Stock split ratio		30
Awards vested															270,453	270,453	169,033
Employees [Member]
ORDINARY SHARES [Line Items]
Awards vested															59,872	59,872
Director [Member]
ORDINARY SHARES [Line Items]
Awards vested															424,459	424,459
Restricted stock [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)						135,227									596,473	596,473	811,359
Denominator used to determine number of shares of restricted stock subject to each award | $ / shares						$ 200																	$ 200
Share price (in dollars per share) | $ / shares						$ 1.480																	$ 1.480
Awards outstanding						811,359									861,522					861,522	861,522	811,359
Awards vested															270,453	270,453	169,033
Restricted stock [Member] | Employees and new hires [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)			510,000
Vesting period			36 months
Restricted stock [Member] | Employees and new hires [Member] | Vesting on one year anniversary [Member]
ORDINARY SHARES [Line Items]
Vesting percentage			25.00%																	25.00%
Restricted stock [Member] | Employees [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)			86,473
CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares | $							$ 31,692
Conversion of convertible loans to ordinary shares (in shares)				4,457,854					5,678,963	32,426,090
Total purchase consideration of shares issued and sold | $									$ 5,779
Amount of debt converted | $				$ 6,308
New Flourish [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)							5,678,963	5,678,963
Baring [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)				2,786,159
Amount of debt converted | $				$ 5,000
SummitView [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)							25,182,076	25,182,076
Amount of debt converted							$ 36,692	¥ 224,517
Convertible Debt [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Amount of debt converted | $				$ 6,308			$ 31,692
Class A Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Equivalent number of shares for each American depositary share																										2
Number of votes per ordinary share | item															1					1	1
Conversion ratio for conversion of Class B ordinary shares into Class A ordinary shares															1	1
Shares issued															33,556,762					33,556,762	33,556,762	27,552,058
Shares outstanding															33,556,762					33,556,762	33,556,762	27,552,058
Stock Issued During Period, Shares, New Issues												1,026,705	1,026,705
Total purchase consideration of shares issued and sold												$ 21,000	¥ 128,035
Amount received for issuance and sale of shares												$ 10,000	¥ 60,969
Amount outstanding in connection of shares issued and sold															$ 11,000					$ 11,000	¥ 67,066
Reverse stock split ratio		30
Stock split ratio		2
Class A Ordinary Shares [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)				4,457,854			16,716,954	16,716,954
Class A Ordinary Shares [Member] | New Flourish [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)							5,678,963	5,678,963
Class A Ordinary Shares [Member] | Baring [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)				2,786,159
Class A Ordinary Shares [Member] | Spin-Rich Ltd [Member]
ORDINARY SHARES [Line Items]
Conversion ratio for conversion of Class B ordinary shares into Class A ordinary shares					1
Number of ordinary shares converted to Class A ordinary shares					420,000
Class A Ordinary Shares [Member] | SummitView [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)							2,786,159	2,786,159
Amount received for issuance and sale of shares																		$ 10,000	¥ 60,969
Amount outstanding in connection of shares issued and sold											$ 11,000							$ 11,000						¥ 67,066	¥ 67,066
Amount of debt converted | $							$ 5,000
Number of shares surrendered											537,797
Class A Ordinary Shares [Member] | Convertible Debt [Member] | CEHIL [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)							16,716,954	16,716,954
Class A Ordinary Shares [Member] | Convertible Debt [Member] | SummitView [Member]
ORDINARY SHARES [Line Items]
Conversion of convertible loans to ordinary shares (in shares)							2,786,159	2,786,159
Class B Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Par value of ordinary shares (in dollars per share) | $ / shares														$ 0.003
Conversion of convertible loans to ordinary shares (in shares)														2,691,863
Number of votes per ordinary share | item															10					10	10
Shares issued																						2,984,775
Shares outstanding																						2,984,775
Class B Ordinary Shares [Member] | Spin-Rich Ltd [Member]
ORDINARY SHARES [Line Items]
Number of votes per ordinary share					10
Class B Ordinary Shares [Member] | Spin-Rich Ltd [Member] | Jinghan Group [Member]
ORDINARY SHARES [Line Items]
Reduction in ownership percentage (as a percent)					5.00%
Class C Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Number of votes per ordinary share | item	10
Shares issued															4,708,415					4,708,415	4,708,415
Number of ordinary shares converted to Class A ordinary shares	4,708,415
Shares outstanding															4,708,415					4,708,415	4,708,415